Leases and Restricted Cash - Capital Lease Obligations (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Capital Leased Assets [Line Items]
Total obligations under capital lease	$ 392,839	$ 59,127
Less current portion	(40,353)	(4,546)
Long-term obligations under capital lease	352,486	54,581
LNG Carriers
Capital Leased Assets [Line Items]
Total obligations under capital lease	338,257	0
Suezmax Tankers
Capital Leased Assets [Line Items]
Total obligations under capital lease	$ 54,582	$ 59,127